Income Taxes - Summary of Movement in Gross Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Taxes [Line Items]
Carrying value, beginning balance	$ 101	$ 114	$ 51
Changes through profit and loss	57	14	52
Addition through business combination	(44)	(9)
Changes through OCI	1		2
Impact on account of IFRS 16 adoption	1
Translation difference	(13)	(10)	1
Carrying value, ending balance	103	101	114
Reclassified as Held for Sale		(8)	8
Deferred income tax assets after set off	231	199
Deferred income tax liabilities after set off	(128)	(98)
Property, plant and equipment [member]
Income Taxes [Line Items]
Carrying value, beginning balance	38	33	21
Changes through profit and loss	(3)	7	12
Translation difference	(3)	(2)
Carrying value, ending balance	32	38	33
Lease liabilities
Income Taxes [Line Items]
Changes through profit and loss	10
Reclassification	8
Impact on account of IFRS 16 adoption	1
Translation difference	(1)
Carrying value, ending balance	18
Accrued compensation to employees
Income Taxes [Line Items]
Carrying value, beginning balance	4	2	9
Changes through profit and loss	3	2	(8)
Translation difference			1
Carrying value, ending balance	7	4	2
Trade Receivables
Income Taxes [Line Items]
Carrying value, beginning balance	26	22	21
Changes through profit and loss	3	5	1
Translation difference	(3)	(1)
Carrying value, ending balance	26	26	22
Compensated absences
Income Taxes [Line Items]
Carrying value, beginning balance	57	56	58
Changes through profit and loss	5	4
Translation difference	(5)	(3)	(2)
Carrying value, ending balance	57	57	56
Post sales client support
Income Taxes [Line Items]
Carrying value, beginning balance	15	15	15
Changes through profit and loss	1	1
Translation difference	(1)	(1)
Carrying value, ending balance	15	15	15
Derivative financial instruments
Income Taxes [Line Items]
Carrying value, beginning balance	(15)	2	(11)
Changes through profit and loss	35	(16)	13
Changes through OCI	2	(1)
Translation difference	(1)
Carrying value, ending balance	21	(15)	2
Credits related to branch profits
Income Taxes [Line Items]
Carrying value, beginning balance	49	52
Changes through profit and loss	1	(3)	53
Translation difference			(1)
Carrying value, ending balance	50	49	52
Intangibles arising on business combinations
Income Taxes [Line Items]
Carrying value, beginning balance	(19)	(6)	(32)
Changes through profit and loss	6	9	13
Addition through business combination	(45)	(8)
Translation difference	2	(2)
Carrying value, ending balance	(56)	(19)	(6)
Reclassified as Held for Sale		(12)	13
Branch profit tax
Income Taxes [Line Items]
Carrying value, beginning balance	(78)	(77)	(50)
Changes through profit and loss	4	(1)	(25)
Translation difference	1		(2)
Carrying value, ending balance	(73)	(78)	(77)
Others
Income Taxes [Line Items]
Carrying value, beginning balance	22	14	11
Changes through profit and loss	(8)	5	2
Addition through business combination	1	(1)
Changes through OCI	(1)	1	2
Reclassification	(8)
Translation difference	(3)	(1)	4
Carrying value, ending balance	3	22	14
Reclassified as Held for Sale		4	(5)
Computer software
Income Taxes [Line Items]
Carrying value, beginning balance			6
Changes through profit and loss			(6)
Intangible assets
Income Taxes [Line Items]
Carrying value, beginning balance	2	1	3
Changes through profit and loss		1	(3)
Translation difference	1		1
Carrying value, ending balance	$ 3	$ 2	$ 1